SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

The Company has assessed all events from March 31, 2024, up through the date that these consolidated financial statements are available to be issued, and unless disclosed below, there are not any material subsequent events that require disclosure in these consolidated financial statements.

Listing

On July 22, 2024, the Company announced the pricing of its initial public offering (the “IPO”) of 1,500,000 ordinary shares at a public offering price of $4.00 per ordinary share. The Company expects to receive aggregate gross proceeds of approximately $6,000,000 from the IPO, prior to deducting underwriting discounts and other offering expenses. In addition, in connection with the IPO, a selling shareholder is offering 250,000 ordinary shares of the Company at $4.00 per share for total gross proceeds of $1,000,000, before deducting underwriting discounts and other offering expenses.

The IPO Shares and the Resale Shares were offered pursuant to the registration statement, which was initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 6, 2024, and declared effective by the SEC on July 1, 2024, and were priced at $4.00 per share.

The Company’s ordinary shares have commenced trading on the Nasdaq Capital Market on July 23, 2024, Hong Kong, July 24, 2024, the Company announced the closing of its IPO and resale of ordinary shares.